Share-Based Compensation - Equity-Classified Awards (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant-date fair value (in usd per share)	$ 58.30	$ 59.92	$ 52.03
Total fair value	$ 142	$ 132	$ 114
Total unrecognized compensation cost	$ 172
Unrecognized compensation cost, remaining weighted-average remaining service period	1 year 6 months
Restricted stock [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Total unrecognized compensation cost related to stock options	$ 25
Stock options [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration date	7 years